STOCKHOLDERS' EQUITY (Details1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Cash payment received from employee withholdings	$ 117,048
Stock based compensation expense	66,217	$ 25,000
Total charges related to the Employee Stock Purchase Plan	$ 183,265